Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

4. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31, 2014	December 31, 2013

Interest expense	$87,774	$1,158,465
Professional services	119,776	114,849
Patents	-	85,412
Deferred compensation	-	90,199
Transaction costs	-	75,000
Payroll liabilities	7,839	1,679
	$215,389	$1,525,604